Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of March 31 2025	As of March 31 2024
	USD	USD
ASSETS:
Cash	2,279	2,279
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	202,625,092	141,456,064
TOTAL ASSETS	202,627,371	141,458,343

LIABILITIES:
Accrued expenses and other current liabilities	1,508,226	1,090,959
Due to related party	2,000,000	2,000,000
TOTAL LIABILITIES	3,508,226	3,090,959

SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 1,656,749,413 and 438,336,843 shares issued, 1,655,583,530 and 437,170,960 shares outstanding as of March 31, 2025 and 2024, respectively)	165,675	43,834
Additional paid-in capital	405,616,966	210,324,890
Treasury stock	(3,988,370)	(3,988,370)
Accumulated deficit	(198,903,752)	(63,926,383)
Accumulated other comprehensive loss	(3,771,374)	(4,086,587)
TOTAL SHAREHOLDERS’ EQUITY	199,119,145	138,367,384
TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	202,627,371	141,458,343

Schedule of Condensed Statements of Comprehensive (Loss) Income

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

	Years Ended March 31,
	2025	2024	2023
	USD	USD	USD
Equity in (loss) earnings of subsidiaries	(134,180,548)	(7,394,438)	(1,086,999)
General administrative expense and others	(1,288,585)	(2,122,139)	(160,427)
NET (LOSS)	(135,469,133)	(9,516,577)	(1,247,426)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	312,051	(238,985)	(2,198,379)
COMPREHENSIVE (LOSS)	(135,157,082)	(9,755,562)	(3,445,805)

Schedule of Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2025	2024	2023
	USD	USD	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	(135,469,133)	(9,516,577)	(1,247,426)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubts accounts	—	5,795	—
Equity in loss of subsidiaries	134,180,548	7,394,438	1,147,003
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	417,267	502,018	528,266
NET CASH USED IN OPERATING ACTIVITIES	(871,318)	(1,614,326)	427,843

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	195,884,024	139,339,849	—
Loan to subsidiaries, VIEs and VIE’s subsidiaries	(195,012,706)	(137,727,716)	(427,862)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	871,318	1,612,133	(427,862)
NET (DECREASE) IN CASH	—	(2,193)	(19)
CASH-beginning of year	2,279	4,472	4,491
CASH-end of year	2,279	2,279	4,472
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	2,982	24,988	17,549
Cash paid for interest	—	111,563	336,593